Subsequent Events	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 5:-	SUBSEQUENT EVENTS

a.	On April 28, 2022, the Company signed an agreement to raise $50 and to issue 300,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $0.7 per share to certain investor of the Company. The warrants are exercisable until April 30, 2024.The funds were received in May 2022.

b.	On April 28, 2022 the Company and a certain investor signed a finder fee agreement according to which the Company will issue to the investor 70,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $0.5 per share. The warrants will be exercisable until April 30, 2024. The agreement will become effective once the investor will provide the Company with an equity investment of $550.

c.

On May 2, 2022, the Company signed several agreements to raise $250 and to issue 250,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $1.13 per share to certain investors of the Company. The warrants are exercisable until April 30, 2024. The funds were received in May 2022.

In addition, it was agreed that the Company will issue 250,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $1.13 per share to a certain investor in consideration of additional $250 if the Company’s stock will be publicly traded on the OTC market prior to August 15, 2022. The additional warrants once issued will be exercisable for 2 years.